Employee Future Benefits - Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	$ (240)
Administration expenses	(1)	$ (1)	$ (1)
Net asset, ending of period	(158)	(240)
Voluntary contribution	35
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	353	381
Interest on plan assets	9	8
Net return (loss) on plan assets	(55)	13
Contributions	44	12
Benefits paid	(62)	(60)
Change in foreign exchange rates	1
Net asset, ending of period	289	353	381
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(130)
Administration expenses	(1)	(1)	(1)
Net asset, ending of period	(71)	(130)
Registered | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	339	367
Interest on plan assets	9	8
Net return (loss) on plan assets	(55)	14
Contributions	38	5
Benefits paid	(57)	(54)
Change in foreign exchange rates	1
Net asset, ending of period	274	339	367
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(87)
Administration expenses	0	0	0
Net asset, ending of period	(70)	(87)
Supplemental | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	14	14
Interest on plan assets	0	0
Net return (loss) on plan assets	0	(1)
Contributions	6	6
Benefits paid	(5)	(5)
Change in foreign exchange rates	0
Net asset, ending of period	15	14	14
Other
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	(23)
Administration expenses	0	0	0
Net asset, ending of period	(17)	(23)
Other | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net asset, beginning of period	0	0
Interest on plan assets	0	0
Net return (loss) on plan assets	0	0
Contributions	0	1
Benefits paid	0	(1)
Change in foreign exchange rates	0
Net asset, ending of period	$ 0	$ 0	$ 0